OPC Energy Ltd's Initial Public Offering (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions			12 Months Ended
	Aug. 10, 2017 USD ($) $ / shares shares	Aug. 10, 2017 ILS (₪)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Aug. 10, 2017 ₪ / shares
Statement Line Items [Line Items]
Number of shares issued | shares			88,000	26,000
Proceeds of issuance			$ 100,478	$ 9,468	$ 6,110
Issuance costs			$ (34,391)
OPC Energy Ltd [Member] | Public Offering [Member]
Statement Line Items [Line Items]
Number of shares issued | shares	31,866,700
Issued price per share | $ / shares	$ 3.47
Proceeds of issuance	$ 111,000
Issuance costs	$ 11,000
Percentage of shares hold by public	24.20%	24.20%
Percentage of Group's equity interest diluted	75.80%	75.80%
Capital reserves realization	$ 57,000
Capital reserves realization attributable to equity holders in non-controlling interest	$ 42,000
OPC Energy Ltd [Member] | Public Offering [Member] | NIS [Member]
Statement Line Items [Line Items]
Issued price per share | ₪ / shares						₪ 12.5
Proceeds of issuance | ₪		₪ 399
Issuance costs | ₪		₪ 39